Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income	$ 1,892,524	$ 1,872,244
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	141,934	200,439
Amortization of intangible asset	4,133	4,280
Reversal of doubtful accounts	(145,280)	(383,677)
Inventory reserve	53,275	0
Amortization of right of use assets	72,879	110,533
Change in fair value of convertible note	3,010	0
Changes in operating assets and liabilities:
Accounts receivable	(2,930,080)	(3,962,927)
Advances to suppliers	780,781	100,864
Inventory	(495,841)	40,355
Prepaid expenses and other receivables	34,226	331,977
Accounts payable	773,948	920,171
Accrued liabilities and other payables	(391,098)	628,198
Customer deposits	(783,527)	(2,425,102)
Taxes payable, net of prepaid taxes	160,119	185,887
Lease liabilities	(72,879)	22,160
Net cash used in operating activities	(901,876)	(2,354,598)
Cash flows from investing activities
Acquisition of property, plant and equipment	(184,760)	(21,879)
Financing receivable	(1,212,686)	(45,192,439)
Net cash used in investing activities	(1,397,446)	(45,214,318)
Cash flows from financing activities
Net proceeds from equity financing	5,834,325	10,120,400
Proceeds (repayment of) from loans from third party	1,001,343	(3,186,566)
Repayment of bank loans	(432,900)	(308,600)
Proceeds from loans from related parties, net	106,877	9,333,670
Proceeds from convertible note	1,999,990	0
Net cash provided by financing activities	8,509,635	15,958,904
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(450,252)	(1,154,256)
Net increase (decrease) in cash, restricted cash and cash equivalents	5,760,061	(32,764,268)
Cash, restricted cash and cash equivalents, beginning of period	18,981,511	43,566,881
Cash, restricted cash and cash equivalents, end of period	24,741,572	10,802,613
Supplemental disclosure information:
Income taxes paid	1,011,005	1,341,579
Interest paid	$ 72,687	$ 106,978